SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Line Items]
Percentage Of Plant Capacity	70.00%
Percentage Of Bid Amount to be included in inventory	51.00%
Percentage of entity's revenue	49.00%